Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

November 30, 2020

TBDK6-QTLY-0121
1.9884013.103

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
4.1% 2/15/28	$289,000	$339,930
4.3% 2/15/30	559,000	667,421
4.45% 4/1/24	51,000	57,078
4.5% 3/9/48	3,500,000	4,265,294
5.15% 11/15/46	1,000,000	1,311,206
6.2% 3/15/40	840,000	1,170,883
6.3% 1/15/38	1,100,000	1,573,003
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	829,000	876,830
3% 3/22/27	263,000	292,039
4.862% 8/21/46	1,250,000	1,717,679
5.012% 4/15/49	16,000	22,654
		12,294,017
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	2,050,000	2,435,042
4.7% 3/23/50	1,498,000	2,089,157
		4,524,199
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,093,866
5.375% 5/1/47	2,000,000	2,535,624
5.75% 4/1/48	861,000	1,140,225
Comcast Corp.:
3.9% 3/1/38	132,000	162,374
4.65% 7/15/42	310,000	419,338
6.45% 3/15/37	365,000	559,970
Discovery Communications LLC:
3.625% 5/15/30	708,000	807,002
4.65% 5/15/50	1,913,000	2,347,610
Fox Corp.:
3.666% 1/25/22	123,000	127,601
4.03% 1/25/24	216,000	238,127
4.709% 1/25/29	312,000	377,229
5.476% 1/25/39	308,000	428,302
5.576% 1/25/49	204,000	298,076
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,504,018
6.75% 6/15/39	545,000	774,473
7.3% 7/1/38	2,420,000	3,550,117
		16,363,952
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,600,000	1,812,032
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	1,250,000	1,415,125
3.875% 4/15/30 (a)	2,100,000	2,408,469
4.375% 4/15/40 (a)	269,000	328,527
4.5% 4/15/50 (a)	528,000	659,762
		6,623,915

TOTAL COMMUNICATION SERVICES		39,806,083

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,062,966
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	1,167,000	1,205,070
3.125% 5/12/23 (a)	1,017,000	1,074,393
		6,342,429
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	353,000	403,698
3.6% 7/1/30	419,000	491,421
4.2% 4/1/50	211,000	269,891
		1,165,010
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	404,768
3% 11/19/24	890,000	958,483
		1,363,251
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	156,000	187,541
AutoZone, Inc.:
3.625% 4/15/25	239,000	266,212
4% 4/15/30	1,110,000	1,306,323
Lowe's Companies, Inc. 4.5% 4/15/30	798,000	986,238
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	295,140
TJX Companies, Inc.:
3.75% 4/15/27	904,000	1,046,698
3.875% 4/15/30	1,668,000	1,996,887
		6,085,039

TOTAL CONSUMER DISCRETIONARY		14,955,729

CONSUMER STAPLES - 2.6%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,650,771
4.9% 2/1/46	4,500,000	5,849,434
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	1,039,650
4.35% 6/1/40	720,000	892,200
4.5% 6/1/50	1,000,000	1,252,324
4.6% 6/1/60	781,000	997,706
4.75% 4/15/58	613,000	808,529
5.45% 1/23/39	800,000	1,089,746
5.55% 1/23/49	1,824,000	2,618,259
5.8% 1/23/59 (Reg. S)	1,933,000	2,949,884
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	3,714,505
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,468,162
3.45% 3/25/30	713,000	840,107
		26,171,277
Food & Staples Retailing - 0.2%
Sysco Corp.:
5.65% 4/1/25	580,000	691,218
5.95% 4/1/30	710,000	937,457
6.6% 4/1/40	710,000	1,047,784
6.6% 4/1/50	710,000	1,101,023
		3,777,482
Food Products - 0.1%
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	2,061,000
Tobacco - 0.8%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,637,173
4.25% 8/9/42	932,000	1,049,749
4.5% 5/2/43	632,000	726,557
4.8% 2/14/29	936,000	1,120,484
5.375% 1/31/44	1,137,000	1,476,787
5.95% 2/14/49	600,000	853,028
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,465,632
4.906% 4/2/30	1,500,000	1,802,508
5.282% 4/2/50	1,500,000	1,856,949
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,756,573
Reynolds American, Inc. 7.25% 6/15/37	75,000	103,199
		13,848,639

TOTAL CONSUMER STAPLES		45,858,398

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	483,756
8.125% 9/15/30	1,083,000	1,247,832
Amerada Hess Corp.:
7.125% 3/15/33	201,000	253,626
7.3% 8/15/31	231,000	287,541
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	572,809
5.85% 2/1/35	525,000	640,258
Cenovus Energy, Inc. 4.25% 4/15/27	1,203,000	1,282,146
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	28,764
5.8% 6/1/45	10,000	13,475
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,820,000	2,256,000
DCP Midstream Operating LP 3.875% 3/15/23	520,000	533,000
Enbridge, Inc. 4.25% 12/1/26	525,000	607,632
Encana Corp.:
5.15% 11/15/41	1,916,000	1,776,509
6.625% 8/15/37	350,000	369,739
Energy Transfer Partners LP:
3.75% 5/15/30	481,000	498,816
4.2% 9/15/23	145,000	154,380
4.25% 3/15/23	195,000	205,240
4.5% 4/15/24	215,000	231,738
4.95% 6/15/28	494,000	552,373
5% 5/15/50	1,076,000	1,141,309
5.25% 4/15/29	350,000	396,114
5.8% 6/15/38	275,000	303,832
6% 6/15/48	1,179,000	1,325,438
6.25% 4/15/49	241,000	281,632
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,642,000
Hess Corp.:
4.3% 4/1/27	176,000	190,046
5.6% 2/15/41	288,000	338,998
5.8% 4/1/47	874,000	1,081,610
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	381,154
6.55% 9/15/40	1,365,000	1,812,254
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	524,732
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	35,398
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3418% 9/9/22 (b)(c)	469,000	469,068
4.5% 7/15/23	274,000	297,023
4.8% 2/15/29	175,000	205,860
4.875% 12/1/24	272,000	308,593
5.5% 2/15/49	525,000	652,615
Occidental Petroleum Corp.:
2.7% 8/15/22	272,000	268,002
2.9% 8/15/24	899,000	838,318
3.2% 8/15/26	121,000	106,565
3.5% 8/15/29	382,000	334,250
4.3% 8/15/39	56,000	46,200
4.4% 8/15/49	56,000	45,500
4.5% 7/15/44	1,032,000	851,400
5.55% 3/15/26	831,000	829,679
6.2% 3/15/40	700,000	668,500
6.45% 9/15/36	600,000	586,380
6.6% 3/15/46	807,000	788,843
7.5% 5/1/31	927,000	974,509
Petrobras Global Finance BV:
5.093% 1/15/30	2,020,000	2,219,273
6.9% 3/19/49	3,000,000	3,620,550
7.25% 3/17/44	2,500,000	3,099,219
Petroleos Mexicanos:
5.95% 1/28/31	2,980,000	2,769,817
6.35% 2/12/48	3,548,000	2,972,005
6.49% 1/23/27	570,000	570,000
6.5% 3/13/27	20,000	19,969
6.75% 9/21/47	5,720,000	4,924,920
6.84% 1/23/30	7,272,000	7,097,836
6.95% 1/28/60	989,000	848,068
7.69% 1/23/50	2,090,000	1,923,323
Phillips 66 Co.:
3.7% 4/6/23	97,000	103,781
3.85% 4/9/25	125,000	139,835
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,886,223
3.6% 11/1/24	266,000	277,707
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	411,672
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	1,622,000	1,892,430
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	982,936
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,912,050
3.7% 1/15/23	2,000,000	2,112,437
4.55% 6/24/24	70,000	78,635
5.75% 6/24/44	35,000	43,986
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	207,000	227,779
3.95% 5/15/50 (a)	668,000	738,275
Valero Energy Corp.:
2.7% 4/15/23	337,000	350,314
2.85% 4/15/25	194,000	203,753
Western Gas Partners LP:
3.95% 6/1/25	174,000	173,130
4.5% 3/1/28	200,000	202,000
4.65% 7/1/26	138,000	141,157
4.75% 8/15/28	168,000	173,880
Williams Partners LP 4.3% 3/4/24	2,000,000	2,194,728
		79,033,144
FINANCIALS - 12.8%
Banks - 4.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,468,891
3.5% 4/19/26	2,630,000	2,982,561
3.705% 4/24/28 (b)	528,000	602,161
4.45% 3/3/26	245,000	285,928
Barclays Bank PLC 1.7% 5/12/22	582,000	592,319
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,753,598
4.375% 1/12/26	900,000	1,027,330
5.088% 6/20/30 (b)	1,421,000	1,674,617
5.2% 5/12/26	1,318,000	1,523,305
BNP Paribas SA 2.219% 6/9/26 (a)(b)	1,520,000	1,583,909
CIT Group, Inc.:
3.929% 6/19/24 (b)	270,000	284,877
6.125% 3/9/28	210,000	257,775
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	1,032,921
4.3% 11/20/26	6,314,000	7,305,653
4.4% 6/10/25	2,266,000	2,595,085
4.412% 3/31/31 (b)	2,221,000	2,679,423
4.45% 9/29/27	4,372,000	5,127,145
5.5% 9/13/25	566,000	681,270
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	565,081
HSBC Holdings PLC 4.95% 3/31/30	298,000	370,551
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	218,414
5.71% 1/15/26 (a)	1,649,000	1,869,302
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	880,000	957,394
3.797% 7/23/24 (b)	35,000	37,916
3.882% 7/24/38 (b)	1,000,000	1,214,323
4.452% 12/5/29 (b)	5,500,000	6,671,149
4.493% 3/24/31 (b)	3,000,000	3,677,774
NatWest Markets PLC 2.375% 5/21/23 (a)	1,767,000	1,838,263
Rabobank Nederland 4.375% 8/4/25	500,000	571,400
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	951,000	1,026,772
5.125% 5/28/24	1,000,000	1,115,919
6% 12/19/23	1,237,000	1,405,042
6.1% 6/10/23	3,800,000	4,247,915
6.125% 12/15/22	6,545,000	7,192,498
UniCredit SpA 6.572% 1/14/22 (a)	948,000	1,002,368
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	976,140
4.478% 4/4/31 (b)	3,026,000	3,684,752
5.013% 4/4/51 (b)	4,380,000	6,239,385
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	844,705
		81,185,831
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	429,067
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,734,860
4.2% 6/10/24	1,716,000	1,825,339
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,200,788
3.75% 3/26/25	1,200,000	1,331,845
3.8% 6/9/23	1,250,000	1,345,289
3.869% 1/12/29 (a)(b)	1,570,000	1,777,440
4.194% 4/1/31 (a)(b)	2,010,000	2,368,680
4.207% 6/12/24 (a)(b)	500,000	542,004
4.55% 4/17/26	388,000	454,668
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,459,009
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	626,913
4.1% 1/13/26	1,100,000	1,211,297
5% 2/14/22	1,568,000	1,639,330
5.882% 7/8/31 (b)	5,000,000	5,755,881
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	173,729
3.2% 2/23/23	3,000,000	3,175,946
3.691% 6/5/28 (b)	4,660,000	5,329,828
3.75% 5/22/25	525,000	587,691
3.8% 3/15/30	3,630,000	4,243,895
3.814% 4/23/29 (b)	1,025,000	1,183,174
4.017% 10/31/38 (b)	1,000,000	1,226,688
4.223% 5/1/29 (b)	2,500,000	2,963,321
6.75% 10/1/37	278,000	425,455
Moody's Corp.:
3.25% 1/15/28	10,000	11,315
3.75% 3/24/25	1,044,000	1,173,049
4.875% 2/15/24	9,000	10,141
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,927,034
3.622% 4/1/31 (b)	2,099,000	2,441,850
3.737% 4/24/24 (b)	2,500,000	2,687,739
4.431% 1/23/30 (b)	2,242,000	2,730,735
5% 11/24/25	5,722,000	6,819,480
State Street Corp. 2.825% 3/30/23 (b)	142,000	146,678
UBS Group AG 2.859% 8/15/23 (a)(b)	1,000,000	1,037,669
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	571,740
		66,569,567
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,223,826
4.125% 7/3/23	512,000	542,780
4.45% 4/3/26	561,000	603,762
4.875% 1/16/24	843,000	907,941
6.5% 7/15/25	731,000	844,917
Ally Financial, Inc.:
1.45% 10/2/23	462,000	470,928
3.05% 6/5/23	1,940,000	2,045,477
5.125% 9/30/24	465,000	533,303
5.8% 5/1/25	1,072,000	1,271,617
8% 11/1/31	549,000	786,418
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,595,565
3.65% 5/11/27	2,746,000	3,118,649
3.8% 1/31/28	795,000	913,092
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,854,026
4.1% 2/9/27	366,000	417,005
4.5% 1/30/26	803,000	922,510
Ford Motor Credit Co. LLC:
3.096% 5/4/23	2,000,000	2,012,880
4.063% 11/1/24	4,206,000	4,374,240
5.085% 1/7/21	502,000	503,255
5.584% 3/18/24	1,113,000	1,195,084
5.596% 1/7/22	1,038,000	1,067,843
Synchrony Financial:
2.85% 7/25/22	302,000	311,947
3.95% 12/1/27	3,042,000	3,373,690
4.375% 3/19/24	1,056,000	1,160,427
5.15% 3/19/29	1,958,000	2,343,732
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,712,939
		39,107,853
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,084,377
3.85% 2/1/25	2,100,000	2,273,470
3.875% 8/15/22	473,000	491,924
4.05% 7/1/30	1,055,000	1,190,306
4.125% 5/15/29	1,000,000	1,139,492
Equitable Holdings, Inc. 3.9% 4/20/23	110,000	118,714
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,524,762
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	1,217,917
Pine Street Trust II 5.568% 2/15/49 (a)	1,000,000	1,276,525
		14,317,487
Insurance - 1.3%
AIA Group Ltd.:
3.2% 9/16/40 (a)	727,000	775,942
3.375% 4/7/30 (a)	1,502,000	1,681,571
American International Group, Inc.:
2.5% 6/30/25	2,900,000	3,114,318
3.4% 6/30/30	2,900,000	3,305,723
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,953,000	2,150,072
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	828,039
4.75% 3/15/39	311,000	420,434
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	5,310,000	5,318,868
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,147,351
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,141,276
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	465,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	90,209
Unum Group:
3.875% 11/5/25	50,000	54,843
4% 6/15/29	852,000	970,801
4.5% 3/15/25	1,414,000	1,575,617
		23,040,064

TOTAL FINANCIALS		224,220,802

HEALTH CARE - 1.3%
Biotechnology - 0.0%
AbbVie, Inc. 3.45% 3/15/22	40,000	41,350
Health Care Providers & Services - 0.7%
Centene Corp.:
3.375% 2/15/30	815,000	854,218
4.25% 12/15/27	880,000	936,641
4.625% 12/15/29	1,370,000	1,502,068
4.75% 1/15/25	700,000	721,511
Cigna Corp.:
3.05% 10/15/27	500,000	556,001
4.375% 10/15/28	884,000	1,062,285
4.8% 8/15/38	550,000	716,811
4.9% 12/15/48	550,000	757,764
CVS Health Corp.:
3% 8/15/26	125,000	137,666
3.625% 4/1/27	375,000	425,860
4.1% 3/25/25	312,000	353,338
4.78% 3/25/38	2,092,000	2,651,482
Toledo Hospital:
5.325% 11/15/28	319,000	370,299
6.015% 11/15/48	613,000	731,807
		11,777,751
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,671,852
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	146,000	149,665
5.272% 8/28/23 (b)	459,000	498,687
5.9% 8/28/28 (b)	194,000	227,717
Mylan NV 4.55% 4/15/28	450,000	533,569
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	589,542
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	50,000	50,621
3.95% 6/15/26	1,370,000	1,563,109
Viatris, Inc.:
1.125% 6/22/22 (a)	614,000	619,489
1.65% 6/22/25 (a)	197,000	202,892
2.7% 6/22/30 (a)	1,003,000	1,063,659
3.85% 6/22/40 (a)	437,000	492,249
4% 6/22/50 (a)	755,000	860,105
		10,523,156

TOTAL HEALTH CARE		22,342,257

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,158,330
The Boeing Co.:
5.04% 5/1/27	723,000	828,127
5.15% 5/1/30	723,000	848,739
5.705% 5/1/40	720,000	908,870
5.805% 5/1/50	700,000	924,759
5.93% 5/1/60	720,000	978,091
		5,646,916
Road & Rail - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	380,000	390,494
4.25% 4/15/26 (a)	290,000	301,365
4.375% 5/1/26 (a)	472,000	487,325
5.25% 5/15/24 (a)	730,000	779,745
		1,958,929
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	259,000	265,363
3.375% 7/1/25	1,294,000	1,364,730
3.875% 7/3/23	877,000	928,635
4.25% 2/1/24	977,000	1,051,029
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,153,519
		5,763,276

TOTAL INDUSTRIALS		13,369,121

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	885,126
5.85% 7/15/25 (a)	263,000	312,952
6.02% 6/15/26 (a)	258,000	313,194
6.1% 7/15/27 (a)	483,000	591,853
6.2% 7/15/30 (a)	418,000	530,892
		2,634,017
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	1,434,000	1,497,470
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	1,423,000	1,565,836
3.6% 4/1/40	1,420,000	1,657,001
		3,222,837

TOTAL INFORMATION TECHNOLOGY		7,354,324

MATERIALS - 0.2%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,414,269
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	555,000
4.5% 8/1/47 (a)	500,000	613,125
		1,168,125

TOTAL MATERIALS		2,582,394

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	1,081,792
Boston Properties, Inc.:
3.25% 1/30/31	792,000	862,067
4.5% 12/1/28	605,000	721,145
Corporate Office Properties LP:
2.25% 3/15/26	348,000	355,717
5% 7/1/25	3,650,000	4,161,011
5.25% 2/15/24	146,000	160,955
Duke Realty LP 3.625% 4/15/23	50,000	53,040
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	282,479
3.5% 8/1/26	270,000	304,489
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	125,961
3.5% 7/15/29	129,000	145,847
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,699,869
Lexington Corporate Properties Trust 2.7% 9/15/30	387,000	400,347
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	701,000	705,522
3.625% 10/1/29	1,155,000	1,194,388
4.375% 8/1/23	1,665,000	1,793,379
4.75% 1/15/28	3,349,000	3,747,550
4.95% 4/1/24	2,400,000	2,602,233
Realty Income Corp. 3.25% 1/15/31	213,000	241,049
Retail Properties America, Inc. 4.75% 9/15/30	79,000	79,717
Simon Property Group LP 2.45% 9/13/29	333,000	340,468
Store Capital Corp.:
2.75% 11/18/30	424,000	428,002
4.625% 3/15/29	315,000	359,992
Ventas Realty LP:
3% 1/15/30	1,531,000	1,627,189
3.5% 2/1/25	1,265,000	1,394,556
4% 3/1/28	218,000	246,468
4.75% 11/15/30	2,100,000	2,543,917
VEREIT Operating Partnership LP:
2.2% 6/15/28	172,000	173,017
2.85% 12/15/32	211,000	216,087
3.4% 1/15/28	320,000	346,286
WP Carey, Inc.:
3.85% 7/15/29	246,000	276,466
4% 2/1/25	489,000	538,810
4.6% 4/1/24	1,250,000	1,385,356
		30,595,171
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	579,404
3.95% 11/15/27	421,000	439,911
4.1% 10/1/24	995,000	1,046,847
4.55% 10/1/29	260,000	282,656
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,769,976
3.875% 12/1/23	1,290,000	1,313,145
		6,431,939

TOTAL REAL ESTATE		37,027,110

UTILITIES - 1.2%
Electric Utilities - 0.7%
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	2,224,002
3.743% 5/1/26	1,337,000	1,436,852
Duke Energy Corp. 2.45% 6/1/30	565,000	601,277
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	276,000	281,880
Edison International 5.75% 6/15/27	2,985,000	3,493,815
Entergy Corp. 2.8% 6/15/30	580,000	630,501
Exelon Corp.:
4.05% 4/15/30	365,000	432,785
4.7% 4/15/50	162,000	218,668
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,483
7.375% 11/15/31	1,805,000	2,462,389
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	186,998
		12,016,650
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	1,747,000	1,905,558
3.95% 7/15/30 (a)	1,523,000	1,726,899
		3,632,457
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	2,556,000	2,901,877
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	190,222
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,876,730
Puget Energy, Inc. 4.1% 6/15/30 (a)	683,000	773,047
		5,741,876

TOTAL UTILITIES		21,390,983

TOTAL NONCONVERTIBLE BONDS
(Cost $456,235,147)		507,940,345

U.S. Government and Government Agency Obligations - 28.8%
U.S. Treasury Inflation-Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$3,220,000	$3,869,466
0.875% 2/15/47	7,146,100	10,311,605
1% 2/15/49	1,800,000	2,612,021
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/24	15,490,000	16,649,099
0.25% 7/15/29	4,735,000	5,373,780
0.375% 7/15/27	1,168,700	1,379,967
0.5% 1/15/28	17,547,000	20,723,420
0.625% 1/15/26	4,980,200	6,002,840
0.75% 7/15/28	10,100,000	12,029,084
0.875% 1/15/29	11,785,000	14,097,078

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		93,048,360

U.S. Treasury Obligations - 23.5%
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	8,487,542
1.375% 8/15/50	34,639,000	32,912,462
1.625% 11/15/50	57,358,000	57,958,467
3% 2/15/47	24,645,000	32,629,595
U.S. Treasury Notes:
0.125% 8/15/23	8,199,000	8,187,790
0.25% 7/31/25	33,235,000	33,099,983
0.5% 10/31/27	30,494,000	30,255,766
0.625% 11/30/27	22,052,000	22,058,891
0.875% 11/15/30	12,790,000	12,819,977
2.125% 3/31/24	3,683,000	3,915,489
2.125% 7/31/24	38,835,000	41,494,287
2.125% 5/31/26	21,170,000	23,115,821
2.25% 12/31/24	2,843,000	3,069,441
2.5% 1/31/24	15,400,000	16,515,297
2.5% 2/28/26	60,080,000	66,630,117
2.625% 6/30/23	16,700,000	17,753,535

TOTAL U.S. TREASURY OBLIGATIONS		410,904,460

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $482,385,630)		503,952,820

U.S. Government Agency - Mortgage Securities - 7.3%
Fannie Mae - 0.0%
4% 7/1/47	261,245	281,247
Ginnie Mae - 1.2%
2% 12/1/50 (d)	3,000,000	3,138,126
2.5% 12/1/50 (d)	2,800,000	2,949,243
2.5% 12/1/50 (d)	800,000	842,641
2.5% 12/1/50 (d)	650,000	684,646
2.5% 12/1/50 (d)	500,000	526,651
2.5% 12/1/50 (d)	400,000	421,320
2.5% 12/1/50 (d)	350,000	368,655
2.5% 12/1/50 (d)	300,000	315,990
2.5% 1/1/51 (d)	1,950,000	2,049,443
2.5% 1/1/51 (d)	650,000	683,148
2.5% 1/1/51 (d)	650,000	683,148
3% 12/1/50 (d)	4,000,000	4,174,665
3% 12/1/50 (d)	600,000	626,200
3% 12/1/50 (d)	750,000	782,750
3% 12/1/50 (d)	750,000	782,750
3% 1/1/51 (d)	1,950,000	2,035,911

TOTAL GINNIE MAE		21,065,287

Uniform Mortgage Backed Securities - 6.1%
2% 12/1/35 (d)	1,800,000	1,873,850
2% 12/1/35 (d)	1,700,000	1,769,747
2% 12/1/35 (d)	1,900,000	1,977,952
2% 12/1/35 (d)	1,600,000	1,665,644
2% 1/1/36 (d)	1,900,000	1,975,503
2% 1/1/36 (d)	3,500,000	3,639,084
2% 12/1/50 (d)	900,000	934,896
2% 12/1/50 (d)	900,000	934,896
2% 12/1/50 (d)	1,800,000	1,869,792
2% 12/1/50 (d)	1,400,000	1,454,283
2% 12/1/50 (d)	1,300,000	1,350,406
2% 12/1/50 (d)	700,000	727,142
2% 12/1/50 (d)	1,800,000	1,869,792
2% 12/1/50 (d)	500,000	519,387
2.5% 12/1/50 (d)	2,150,000	2,252,628
2.5% 12/1/50 (d)	2,150,000	2,252,628
2.5% 12/1/50 (d)	2,050,000	2,147,855
2.5% 12/1/50 (d)	2,050,000	2,147,855
3% 12/1/50 (d)	2,800,000	2,925,128
3% 12/1/50 (d)	1,800,000	1,880,439
3% 12/1/50 (d)	3,700,000	3,865,347
3% 12/1/50 (d)	9,750,000	10,185,712
3% 1/1/51 (d)	1,950,000	2,038,361
3% 1/1/51 (d)	1,900,000	1,986,095
3% 1/1/51 (d)	2,800,000	2,926,878
3.5% 12/1/50 (d)	50,000	52,738
3.5% 12/1/50 (d)	50,000	52,738
3.5% 12/1/50 (d)	21,725,000	22,914,789
3.5% 12/1/50 (d)	350,000	369,168
3.5% 12/1/50 (d)	400,000	421,906
3.5% 12/1/50 (d)	350,000	369,168
3.5% 1/1/51 (d)	22,925,000	24,203,791
4% 12/1/50 (d)	250,000	266,748
4% 12/1/50 (d)	100,000	106,699
4% 12/1/50 (d)	150,000	160,049

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		106,089,094

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $127,287,453)		127,435,628

Asset-Backed Securities - 4.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$243,003	$230,047
Series 2019-1 Class A, 3.844% 5/15/39 (a)	731,534	687,310
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,202,477	1,135,886
Class B, 4.458% 10/16/39 (a)	241,088	175,523
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5358% 7/22/32 (a)(b)(c)	1,610,000	1,608,496
AIMCO CLO Ltd. Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	980,000	980,046
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.5484% 1/20/33 (a)(b)(c)	610,000	609,652
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 1.2244% 4/30/31 (a)(b)(c)	1,700,000	1,679,330
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	622,010	580,683
Class B, 4.335% 1/16/40 (a)	244,877	178,023
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5569% 10/15/32 (a)(b)(c)	1,101,000	1,100,100
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 0% 1/15/33 (a)(b)(c)(d)	1,360,000	1,360,000
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9369% 4/15/31 (a)(b)(c)	1,186,000	1,188,196
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 1/15/29 (a)(b)(c)	1,359,000	1,353,580
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/33 (a)(b)(c)	460,000	458,915
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5101% 10/25/35 (b)(c)	86,301	86,058
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6301% 10/15/32 (a)(b)(c)	1,560,000	1,558,044
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5478% 1/17/33 (a)(b)(c)	673,000	672,614
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2269% 4/15/29 (a)(b)(c)	1,388,000	1,376,438
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (a)	71,492	71,659
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	555,576	561,530
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,001,406	937,006
Class B, 5.095% 4/15/39 (a)	569,382	423,725
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	652,096	616,231
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.5584% 10/20/32 (a)(b)(c)	898,000	897,591
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.596% 5/29/32 (a)(b)(c)	599,000	598,701
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	920,000	918,844
CEDF Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.3084% 10/20/28 (a)(b)(c)	324,000	322,584
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.9194% 7/20/31 (a)(b)(c)	1,267,000	1,271,751
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	64,979	65,254
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	41,976	42,189
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	323,316	327,070
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	175,149	176,368
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,116,430	1,146,149
Class A2II, 4.03% 11/20/47 (a)	464,855	494,104
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5469% 7/15/32 (a)(b)(c)	1,220,000	1,218,925
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4369% 7/15/30 (a)(b)(c)	610,000	607,698
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.5484% 10/20/32 (a)(b)(c)	1,183,000	1,183,196
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.22% 1/18/32 (a)(b)(c)(d)	710,000	710,000
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	1,146,000	1,144,557
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 1.5169% 4/15/29 (a)(b)(c)	1,349,000	1,347,771
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.6101% 5/15/32 (a)(b)(c)	979,000	978,044
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3978% 4/17/33 (a)(b)(c)	900,000	894,436
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 1.65% 10/15/30 (a)	1,600,000	1,604,978
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	1,700,000	1,697,861
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.541% 11/16/32 (a)(b)(c)	1,221,000	1,220,057
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	1,560,000	1,559,991
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	420,739	401,200
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	539,112	513,572
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.21% 1/15/33 (a)(b)(c)(d)	820,000	820,000
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1358% 1/22/28 (a)(b)(c)	980,000	977,556
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.4384% 1/20/29 (a)(b)(c)	480,000	479,542
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5369% 7/15/32 (a)(b)(c)	1,179,000	1,178,255
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.9184% 7/15/31 (a)(b)(c)	1,640,000	1,642,819
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 10/15/32 (a)(b)(c)	578,000	577,668
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.4984% 4/20/30 (a)(b)(c)	975,000	974,083
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5669% 1/15/33 (a)(b)(c)	1,821,000	1,819,955
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	360,663	363,639
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	411,517	440,752
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2884% 10/20/30 (a)(b)(c)	1,391,000	1,379,850
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	192,787	193,080
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	861,833	860,712
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5178% 7/17/32 (a)(b)(c)	1,178,000	1,176,747
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,958,040	1,949,385
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	960,740	907,601
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	966,547	917,437
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,176,606	1,091,723
Class B, 4.335% 3/15/40 (a)	233,783	159,623
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,286,070
1.884% 7/15/50 (a)	498,000	512,727
2.328% 7/15/52 (a)	381,000	384,859
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.1984% 5/1/28 (a)(b)(c)	1,611,165	1,616,760
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 1.5078% 4/18/33 (a)(b)(c)	3,000,000	3,000,816
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 0.000% 1.32% 1/15/34 (a)(b)(c)	980,000	980,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.2184% 1/20/29 (a)(b)(c)	921,000	914,770
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	888,457	848,666
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,572,604	1,493,032
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	574,655	613,509
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	776,903	817,716
Series 2019-1 Class A1, 3.7236% 3/25/58 (a)(b)	364,348	390,918
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	685,629	700,267
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5869% 4/15/32 (a)(b)(c)	1,125,000	1,123,923
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 2.0027% 7/16/31 (a)(b)(c)	1,379,000	1,383,709
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4678% 4/17/30 (a)(b)(c)	1,045,000	1,042,138
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4884% 7/20/32 (a)(b)(c)	1,290,000	1,289,367
Voya CLO Ltd. / Voya CLO LLC Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	2,080,000	2,077,388
Voya CLO Ltd./Voya CLO LLC Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.7848% 7/19/31 (a)(b)(c)	1,600,000	1,602,030
TOTAL ASSET-BACKED SECURITIES
(Cost $81,433,496)		80,961,075

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	672,442	692,699
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (a)(b)(c)	352,471	352,480
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (a)(b)(c)	404,067	405,306
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	2,275,000	2,325,717
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	825,842	874,432
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	234,178	237,220
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (a)(b)(c)	864,000	865,827
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,675,027)		5,753,681

Commercial Mortgage Securities - 2.5%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (a)(b)(c)	1,278,000	1,278,023
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,510,662
Class ANM, 3.112% 11/5/32 (a)	778,000	776,253
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	117,169
Class CNM, 3.8425% 11/5/32 (a)(b)	100,000	84,530
BANK sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	147,729
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	179,020
Series 2019-B14 Class A5, 3.0486% 12/15/62	208,000	232,992
Series 2019-B12 Class XA, 1.2035% 8/15/52 (b)(e)	8,071,701	523,586
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (a)(b)(c)	736,000	737,403
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1409% 12/15/36 (a)(b)(c)	799,268	797,027
Class C, 1 month U.S. LIBOR + 1.120% 1.2609% 12/15/36 (a)(b)(c)	555,492	552,040
Class D, 1 month U.S. LIBOR + 1.250% 1.3909% 12/15/36 (a)(b)(c)	1,059,031	1,045,128
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9409% 12/15/36 (a)(b)(c)	1,413,706	1,412,008
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 11/15/32 (a)(b)(c)	1,108,000	1,109,773
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.7659% 9/15/37 (a)(b)(c)	261,328	197,896
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.9409% 11/15/35 (a)(b)(c)	328,300	325,216
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4409% 4/15/34 (a)(b)(c)	614,000	583,230
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 4/15/34 (a)(b)(c)	406,000	380,568
Class D, 1 month U.S. LIBOR + 1.900% 2.0409% 4/15/34 (a)(b)(c)	426,000	396,647
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2209% 10/15/36 (a)(b)(c)	597,108	595,986
Class C, 1 month U.S. LIBOR + 1.250% 1.3909% 10/15/36 (a)(b)(c)	750,895	749,014
Class D, 1 month U.S. LIBOR + 1.450% 1.5909% 10/15/36 (a)(b)(c)	1,064,163	1,059,496
Class E, 1 month U.S. LIBOR + 1.800% 1.9409% 10/15/36 (a)(b)(c)	4,817,686	4,790,651
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7409% 12/15/36 (a)(b)(c)	653,402	642,354
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (a)(b)(c)	1,066,000	1,032,662
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (a)(b)(c)	580,000	576,004
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (a)(b)(c)	200,000	197,119
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (a)(b)(c)	1,561,263	1,493,681
Class B, 1 month U.S. LIBOR + 1.500% 1.6409% 6/15/34 (a)(b)(c)	307,672	291,782
Class C, 1 month U.S. LIBOR + 1.750% 1.8909% 6/15/34 (a)(b)(c)	347,500	326,641
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1802% 4/10/48 (b)(e)	2,891,074	112,456
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	286,223
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	281,955
Series 2014-CR17 Class XA, 1.13% 5/10/47 (b)(e)	1,478,169	38,641
Series 2014-LC17 Class XA, 0.8755% 10/10/47 (b)(e)	2,909,118	64,595
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0209% 12/15/31 (a)(b)(c)	500,000	497,672
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.3709% 5/15/36 (a)(b)(c)	673,000	672,190
Class C, 1 month U.S. LIBOR + 1.430% 1.5709% 5/15/36 (a)(b)(c)	739,000	737,597
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	413,000	426,017
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	589,411
Class B, 4.5349% 4/15/36 (a)	107,000	103,839
Class C, 4.9414% 4/15/36 (a)(b)	123,000	114,951
Class D, 4.9414% 4/15/36 (a)(b)	245,000	205,532
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 2.3909% 12/15/30 (a)(b)(c)	1,296,000	1,134,037
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 8/15/37 (a)(b)(c)	1,100,000	1,101,522
Class B, 1 month U.S. LIBOR + 1.350% 1.4909% 8/15/37 (a)(b)(c)	230,000	230,739
Class C, 1 month U.S. LIBOR + 1.600% 1.7409% 8/15/37 (a)(b)(c)	120,000	120,548
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (a)(b)(c)	1,875,000	1,713,581
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (a)(b)(c)	457,000	451,424
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	476,000	501,723
Class CFX, 4.9498% 7/5/33 (a)	103,000	106,357
Class DFX, 5.3503% 7/5/33 (a)	159,000	158,724
Class EFX, 5.5422% 7/5/33 (a)	218,000	212,222
Class XAFX, 1.2948% 7/5/33 (a)(b)(e)	2,000,000	52,106
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	356,000	355,173
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 8/15/33 (a)(b)(c)	604,073	577,436
Class C, 1 month U.S. LIBOR + 1.500% 1.6409% 8/15/33 (a)(b)(c)	1,454,784	1,364,004
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,754,294
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	461,336
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	246,000	238,095
Class C, 3.283% 11/10/36 (a)(b)	235,000	212,672
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (a)(b)(c)	388,355	388,241
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (a)(b)(c)	1,264,000	1,142,405
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1877% 12/15/50 (b)(e)	1,447,838	77,018
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.9314% 4/10/46 (a)(b)(c)	863,265	862,711
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,012,000	1,048,087
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	90,000	92,954
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 1.0298% 12/15/50 (b)(e)	3,648,913	187,171
Series 2018-C46 Class XA, 1.106% 8/15/51 (b)(e)	3,114,692	153,667
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	402,355
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1849% 8/15/47 (b)(e)	999,525	29,566
Series 2014-LC14 Class XA, 1.3609% 3/15/47 (b)(e)	1,231,959	40,682
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $44,821,860)		43,444,219

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$149,016
7.5% 4/1/34	700,000	1,151,752
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,533,181
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,939,360
TOTAL MUNICIPAL SECURITIES
(Cost $5,567,847)		5,773,309

Foreign Government and Government Agency Obligations - 1.2%
Argentine Republic:
0.125% 7/9/30 (f)	$685,010	$267,154
0.125% 7/9/35 (f)	1,254,989	439,874
1% 7/9/29	75,245	32,092
Chilean Republic 2.45% 1/31/31	925,000	980,789
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,255,875
5.95% 1/25/27 (a)	2,850,000	3,200,906
6% 7/19/28 (a)	550,000	625,969
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,060,000	1,196,475
3.875% 4/16/50 (a)	915,000	1,134,600
Indonesian Republic:
3.85% 10/15/30	2,100,000	2,456,344
4.2% 10/15/50	2,100,000	2,541,656
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	700,000	752,500
3.25% 10/22/30 (a)	595,000	653,756
4.5% 4/22/60 (a)	390,000	496,275
State of Qatar:
3.4% 4/16/25 (a)	585,000	643,683
3.75% 4/16/30 (a)	1,440,000	1,686,600
4.4% 4/16/50 (a)	1,390,000	1,834,800
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,939,213)		20,199,348

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,397,459)	1,400,000	1,444,338

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	425,321
Regions Bank 6.45% 6/26/37	250,000	352,405
Synchrony Bank 3.65% 5/24/21	559,000	565,944
TOTAL BANK NOTES
(Cost $1,260,002)		1,343,670
	Shares	Value

Fixed-Income Funds - 25.9%
Fidelity Emerging Markets Debt Central Fund (g)	4,568,847	$42,124,769
Fidelity Floating Rate Central Fund (g)	987,098	96,873,773
Fidelity Mortgage Backed Securities Central Fund (g)	1,689,272	188,370,741
Fidelity Specialized High Income Central Fund (g)	1,246,228	124,560,499
TOTAL FIXED-INCOME FUNDS
(Cost $442,222,678)		451,929,782
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,520,999)	1,350,000	1,493,235
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.09% (h)
(Cost $131,004,490)	130,979,039	131,005,235

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	$26,859
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	2,027
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	49,919
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	17,768

TOTAL PUT OPTIONS			96,573

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	62,478
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	8,010
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	5,000,000	201,297
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	271,871

TOTAL CALL OPTIONS			543,656

TOTAL PURCHASED SWAPTIONS
(Cost $647,888)			640,229
TOTAL INVESTMENT IN SECURITIES - 107.8%
(Cost $1,799,399,189)			1,883,316,914
NET OTHER ASSETS (LIABILITIES) - (7.8)%(i)(j)			(135,691,432)
NET ASSETS - 100%			$1,747,625,482

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(300,000)	$(315,990)
2.5% 12/1/50	(400,000)	(421,320)
2.5% 12/1/50	(500,000)	(526,651)
2.5% 12/1/50	(500,000)	(526,651)
2.5% 12/1/50	(1,950,000)	(2,053,936)
2.5% 12/1/50	(650,000)	(684,646)
2.5% 12/1/50	(650,000)	(684,646)
3% 12/1/50	(1,950,000)	(2,035,149)

TOTAL GINNIE MAE		(7,248,989)

Uniform Mortgage Backed Securities
2% 12/1/35	(3,500,000)	(3,643,596)
2% 12/1/35	(1,600,000)	(1,665,644)
2% 12/1/35	(1,900,000)	(1,977,952)
2% 12/1/50	(2,300,000)	(2,389,179)
2% 12/1/50	(700,000)	(727,142)
2% 12/1/50	(1,300,000)	(1,350,406)
2% 12/1/50	(700,000)	(727,142)
2% 12/1/50	(1,300,000)	(1,350,406)
2% 12/1/50	(700,000)	(727,142)
2% 12/1/50	(1,800,000)	(1,869,792)
2% 12/1/50	(500,000)	(519,387)
2.5% 12/1/50	(2,050,000)	(2,147,855)
2.5% 12/1/50	(2,150,000)	(2,252,628)
2.5% 12/1/50	(4,200,000)	(4,400,483)
3% 12/1/50	(1,950,000)	(2,037,142)
3% 12/1/50	(1,900,000)	(1,984,908)
3% 12/1/50	(2,800,000)	(2,925,128)
3.5% 12/1/50	(22,925,000)	(24,180,506)
4% 12/1/50	(50,000)	(53,350)
4% 12/1/50	(50,000)	(53,350)
4% 12/1/50	(150,000)	(160,049)
4% 12/1/50	(100,000)	(106,699)
4% 12/1/50	(150,000)	(160,049)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(57,409,935)

TOTAL TBA SALE COMMITMENTS
(Proceeds $64,591,856)		$(64,658,924)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.71% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	$(250,176)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(8,280)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(12,755)

TOTAL PUT SWAPTIONS			(271,211)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.71% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2032	3/30/22	5,700,000	(74,306)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(93,161)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	1,000,000	(37,372)

TOTAL CALL SWAPTIONS			(204,839)

TOTAL WRITTEN SWAPTIONS			$(476,050)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	March 2021	$138,172	$295	$295
CBOT Long Term U.S. Treasury Bond Contracts (United States)	11	March 2021	1,923,969	6,196	6,196

TOTAL PURCHASED					6,491

Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	105	March 2021	23,189,414	(14,136)	(14,136)
TOTAL FUTURES CONTRACTS					$(7,645)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$500,000	$(3,196)	$(6,487)	$(9,683)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	(3,835)	(8,297)	(12,132)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,540,000	(48,199)	(103)	(48,302)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	440,000	(2,813)	(2,093)	(4,906)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	290,000	(1,854)	(2,408)	(4,262)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,520,000	(16,109)	(19,498)	(35,607)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(639)	(3,016)	(3,655)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	800,000	(645)	(1,022)	(1,667)

TOTAL CREDIT DEFAULT SWAPS						$(77,290)	$(42,924)	$(120,214)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$11,042,000	$(5,911)	$0	$(5,911)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2026	1,279,000	4,896	0	4,896
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	5,156,000	55,342	0	55,342
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	54,000	(2,940)	0	(2,940)

TOTAL INTEREST RATE SWAPS							$51,387	$0	$51,387

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,390,904 or 12.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes $57,475 of cash collateral to cover margin requirements for futures contracts.

 (j) Includes $240,267 of cash collateral to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,967
Fidelity Emerging Markets Debt Central Fund	471,123
Fidelity Floating Rate Central Fund	1,056,455
Fidelity Mortgage Backed Securities Central Fund	3,203,274
Fidelity Securities Lending Cash Central Fund	1,761
Fidelity Specialized High Income Central Fund	2,394,217
Total	$7,157,797

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$41,282,212	$471,123	$--	$--	$371,434	$42,124,769	1.5%
Fidelity Floating Rate Central Fund	93,987,343	1,056,547	--	--	1,829,883	96,873,773	5.0%
Fidelity Mortgage Backed Securities Central Fund	188,058,122	3,203,118	--	--	(2,890,499)	188,370,741	7.7%
Fidelity Specialized High Income Central Fund	122,210,903	2,394,113	--	--	(44,517)	124,560,499	23.0%
Total	$445,538,580	$7,124,901	$--	$--	$(733,699)	$451,929,782

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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